Payments, by Project - 12 months ended Sep. 30, 2023 - USD ($) $ in Thousands	Taxes		Royalties	Total Payments
Total	$ 15,031		$ 124	$ 15,155
Compass Minerals International, Inc. (US) [Member]
Total	2,078	[1]		2,078
Cote Blanche Island [Member]
Total	0			0
Lyons [Member]
Total	0			0
Ogden - SOP [Member]
Total	0			0
Ogden - Solar Salt [Member]
Total	0			0
Ogden – Magnesium Chloride [Member]
Total	0			0
Compass Minerals Canada Corp. [Member]
Total	3,900	[2]		3,900
Compass Minerals International, Inc. (CAN) [Member]
Total	4,462	[3]		4,462
Goderich Mine [Member]
Total	202	[4]		202
Goderich Plant [Member]
Total	59	[5]		59
Unity [Member]
Total	101	[6]	$ 124	225
Winsford [Member]
Total	$ 4,229	[7]		$ 4,229

[1]
Compass Minerals International, Inc. (the “Company”) files a consolidated income tax return in the U.S., which includes all U.S. entities including the projects listed. The U.S. Federal Government levies corporate income taxes at the consolidated group level rather than on a per-project basis. Accordingly, the Company has disclosed payments of taxes at the U.S. consolidated group level. The payments relate not to particular projects but to the consolidated U.S. income of the Company. The reported amount represents Federal income taxes of $7,084 thousand paid in fiscal year 2023 netted against an income tax refund of $5,006 thousand received in fiscal year 2023.

[2]
Compass Minerals Canada Corp. files a consolidated income tax return. The Government of Canada levies corporate income taxes at the entity level rather than on a per-project basis. The reported amount represents $3,629 thousand of income taxes on entity-level profits paid to the Canada Revenue Agency and $271 thousand of provincial-level income taxes on entity-level profits paid to the Province of Quebec.

[3]	Represents withholding taxes paid to the Canada Revenue Agency on behalf of the Company for dividends paid to the Company by its Canadian subsidiaries.
[4]	Represents property taxes paid to the Town of Goderich attributable to Goderich Mine.
[5]	Represents property taxes paid to the Town of Goderich attributable to Goderich Plant.
[6]	Represents property taxes.
[7]	Includes $3,831 thousand in income taxes and $398 thousand in property taxes.